Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Assets
Schedule of right-of-use of assets

	2023	2022
	USD	USD
Right-of-use assets

As the beginning of the year	-	-
Additions	109,120	-
Amortization	(21,598)	-
Effect of changes in exchange rate	(532)	-
Carrying amount as at year end	86,990	-

Right-of-use assets comprise of:

Office premises	86,990	-

Schedule of lease of office premises
	2023	2022
	USD	USD
Lease liabilities

Non-current	67,661	-
Current	23,693	-
	91,354	-

Schedule of discounted lease payments
	2023	2022
	USD	USD
Less than one year	23,693
One to two years	60,680	-
Two to three years	6,981	-
Total discounted lease payments	91,354	-